INVENTORY (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Inventory, Net [Abstract]
Finished goods	$ 452	$ 338
Purchased parts and fabricated assemblies	446	378
Inventory	898	716
Inventory-related excess and obsolescence charges	$ 30	$ 30	$ 54